UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

[414-765-5348]
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2007

Item 1. Schedule of Investments.
The Osterweis Fund
SCHEDULE OF INVESTMENTS at June 30, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS: 89.1%
	Beverages: 2.1%
77,400	Diageo Plc - ADR	$6,448,194
20,000	PepsiCo, Inc.	1,297,000
		7,745,194
	Biotechnology: 5.5%
236,875	Charles River Laboratories International, Inc.*	12,227,487
115,225	Invitrogen Corp.*	8,497,844
		20,725,331
	Commercial Services & Supplies: 2.9%
204,337	Republic Services, Inc.	6,260,886
114,450	Waste Management, Inc.	4,469,273
		10,730,159
	Computer Integrated Systems Design: 2.1%
602,750	Ness Technologies, Inc.*	7,841,778

	Containers & Packaging: 3.4%
507,600	Crown Holdings, Inc.*	12,674,772

	Electric Utilities: 2.3%
207,825	ITC Holdings Corp.	8,443,930

	Energy Equipment & Services: 2.5%
108,200	Schlumberger Ltd.	9,190,508

	Food & Staples Retailing: 2.7%
175,075	Costco Wholesale Corp.	10,245,389

	Food Products: 2.7%
26,610	Nestle SA1	10,151,666

	Gas Utilities: 2.7%
313,982	Southern Union Co.	10,232,673

	Health Care Equipment & Supplies: 3.9%
277,725	Kinetic Concepts, Inc.*	14,433,368

	Health Care Providers & Services: 9.1%
287,145	HealthSouth Corp.*	5,200,196
138,300	Manor Care, Inc.	9,029,607
287,525	Omnicare, Inc.	10,368,152
735,850	Service Corp. International	9,404,163
		34,002,118
	Hotels, Restaurants & Leisure: 1.0%
240,250	Carrols Restaurant Group, Inc.*	3,663,812

	Insurance: 5.5%
220,900	First American Corp.	10,934,550
276,700	Genworth Financial, Inc. - Class A	9,518,480
		20,453,030
	Internet Software & Services: 5.6%
396,325	VeriSign, Inc.*	12,575,392
393,875	Websense, Inc.*	8,369,844
		20,945,236
	Investment Management: 2.7%
591,400	Azimut Holding SpA[1]	10,165,500

	IT Services: 0.7%
74,937	VeriFone Holdings, Inc.*	2,641,529

	Machinery: 2.4%
316,775	Chart Industries, Inc.*	9,009,081

	Marine: 1.9%
274,775	American Commercial Lines, Inc.*	7,157,889

	Media: 8.7%
463,300	Citadel Broadcasting Corp.	2,988,285
126,475	Lamar Advertising Co. - Class A	7,937,571
119,761	Liberty Global, Inc. - Class A*	4,914,991
119,761	Liberty Global, Inc. - Series C*	4,706,607
155,757	R.H. Donnelley Corp.*	11,803,265
		32,350,719
	Oil & Gas: 3.2%
278,800	Forest Oil Corp.*	11,782,088

	Pharmaceuticals: 5.0%
136,900	Johnson & Johnson	8,435,778
616,300	Valeant Pharmaceuticals International	10,286,047
		18,721,825
	Real Estate: 5.5%
785,050	Annaly Capital Management, Inc.	11,320,421
358,100	RAIT Financial Trust	9,317,762
		20,638,183
	Specialty Retail: 3.0%
287,825	Foot Locker, Inc.	6,274,585
2,401,550	Signet Group Plc[1]	5,015,487
		11,290,072
	Wireless Telecommunication Services: 2.0%
205,950	Crown Castle International Corp.*	7,469,807

	TOTAL COMMON STOCKS
	(Cost $262,086,949)	332,705,657

Principal
Amount		Value
	CORPORATE BOND: 2.3%
	Commercial Services & Supplies: 2.3%
	Deluxe Corp.
$8,500,000	3.500%, 10/01/2007	8,457,500

	TOTAL CORPORATE BOND
	(Cost $8,449,544)	8,457,500

Shares		Value
	SHORT-TERM INVESTMENT: 8.4%
31,551,257	Goldman Sachs Financial Square - Prime Obligations Fund	31,551,257

	TOTAL SHORT-TERM INVESTMENT
	(Cost $31,551,257)	31,551,257

	TOTAL INVESTMENTS IN SECURITIES: 99.8%
	(Cost $302,087,750)	372,714,414
	Other Assets in Excess of Liabilities: 0.2%	612,467
	TOTAL NET ASSETS: 100.0%	$373,326,881

ADR	American Depository Receipt.
*	Non-income producing security.
[1]	Security denominated in a foreign currency.

The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows+:

Cost of investments	$302,087,750
Gross unrealized appreciation	81,689,401
Gross unrealized depreciation	(11,062,737)
Net unrealized appreciation	$70,626,664

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Osterweis Strategic Income Fund
SCHEDULE OF INVESTMENTS at June 30, 2007 (Unaudited)

Principal
Amount		Value
	BONDS: 92.1%
	CONVERTIBLE BONDS: 33.9%
	Airlines: 3.7%
	Jetblue Airways Corp.,
$5,250,000	3.500%, 07/15/2033	$5,118,750

	Biotechnology: 3.2%
	QLT, Inc.,
4,525,000	3.000%, 09/15/2023	4,355,312

	Chemicals & Allied Products: 0.2%
	Nektar Therapeutics,
200,000	3.500%, 10/17/2007	197,000

	Communications & Equipment: 9.9%
	ADC Telecommunications, Inc.,
2,000,000	5.795%, 06/15/2013	1,957,500
	Ciena Corp.,
4,250,000	3.750%, 02/01/2008	4,223,438
	LIN TV Corp.,
3,500,000	2.500%, 05/15/2033	3,412,500
	Nortel Networks Corp.,
4,000,000	4.250%, 09/01/2008	3,965,000
		13,558,438
	Computers & Peripherals: 2.2%
	Adaptec, Inc.,
3,225,000	0.750%, 12/22/2023	2,995,219

	Internet & Catalog Retail: 1.4%
	Collegiate Pacific, Inc.,
2,000,000	5.750%, 12/01/2009	1,957,500

	Media: 1.3%
	Sinclair Broadcast Group, Inc.,
1,800,000	6.000%, 09/15/2012	1,737,000

	Real Estate Investment Trusts: 4.7%
	Alesco Financial, Inc.,
1,000,000	7.625%, 05/15/2027 (Cost $1,000,000; Acquired 05/10/2007)[1]	925,000
	Meristar Hospitality Operating Partnerships,
3,940,000	9.500%, 04/01/2010	4,044,410
	RAIT Financial Trust,
1,500,000	6.875%, 04/15/2027 (Cost $1,500,000; Acquired 04/12/2007)[1]	1,440,000
		6,409,410
	Semiconductor & Semiconductor Equipment: 3.3%
	Credence Systems Corp.,
1,000,000	1.500%, 05/15/2008	947,500
	International Rectifier Corp.,
1,020,000	4.250%, 07/15/2007	1,022,550
	LTX Corp.,
2,500,000	4.250%, 08/15/2007	2,598,750
		4,568,800
	Semiconductor Equipment & Products: 2.4%
	Conexant Systems, Inc.,
3,750,000	4.000%, 03/01/2026	3,243,750

	Software: 1.6%
	Magma Design Automation, Inc.,
2,050,000	2.000%, 05/15/2010 (Cost $1,886,408; Acquired 07/31/2006 through 12/11/2006)[1]	2,239,625

	TOTAL CONVERTIBLE BONDS
	(Cost $45,642,689)	46,380,804

	CORPORATE BONDS: 58.2%
	Auto Components: 1.2%
	J.B. Poindexter & Co., Inc.,
1,750,000	8.750%, 03/15/2014	1,627,500

	Banks: 1.3%
	Emigrant Capital Trust,
1,750,000	7.318%, 04/14/2034 (Cost $1,741,250; Acquired 08/12/2004)[1,2]	1,746,913

	Beverages: 1.7%
	Beverages & More, Inc.,
2,250,000	9.250%, 03/01/2012 (Cost $2,290,136; Acquired 02/16/2007)[1]	2,289,375

	Chemicals & Allied Products: 3.7%
	Nova Chemicals Corp.,
5,000,000	7.400%, 04/01/2009	5,075,000

	Commercial Services & Supplies: 4.3%
	Deluxe Corp.,
5,925,000	3.500%, 10/01/2007	5,895,375

	Containers & Packaging: 1.4%
	Owens-Illinois, Inc.,
1,850,000	7.350%, 05/15/2008	1,863,875

	Electric Utilities: 1.1%
	Commonwealth Edison,
1,500,000	3.700%, 02/01/2008	1,482,757

	Electrical Equipment: 1.5%
	Coleman Cable, Inc.,
2,000,000	9.875%, 10/01/2012 (Cost $2,055,461; Acquired 03/27/2007)[1]	2,100,000

	Forest Products & Paper: 0.7%
	Newark Group, Inc.,
965,000	9.750%, 03/15/2014	986,713

	Glass Containers: 0.1%
	Owens-Brockway,
186,000	8.875%, 02/15/2009	190,185

	Health Care Equipment & Supplies: 0.4%
	Bausch & Lomb, Inc.,
500,000	5.900%, 08/01/2008	498,537

	Health Care Providers & Services: 1.6%
	HealthSouth Corp.,
1,285,000	8.500%, 02/01/2008[3]	1,298,131
900,000	10.750%, 10/01/2008[3]	907,284
		2,205,415
	Hotels, Restaurants & Leisure: 3.7%
	Real Mex Restaurants, Inc.,
2,000,000	10.000%, 04/01/2010	2,110,000
	The Restaurant Co.,
3,000,000	10.000%, 10/01/2013	2,887,500
		4,997,500
	Household Durables: 5.7%
	Champion Enterprises, Inc.,
4,750,000	7.625%, 05/15/2009	4,750,000
	KB Home,
3,000,000	8.625%, 12/15/2008	3,075,000
		7,825,000
	Insurance: 2.8%
	Presidential Life Corp.,
3,865,000	7.875%, 02/15/2009	3,884,325

	Medical Equipment Rental & Leasing: 1.7%
	Universal Hospital Services, Inc.,
2,200,000	10.125%, 11/01/2011	2,343,717

	Miscellaneous Business Credit Institutions: 1.6%
	R.H. Donnelley Corp.,
2,110,000	10.875%, 12/15/2012	2,255,063

	Miscellaneous Publishing: 3.4%
	Dex Media East LLC,
2,000,000	9.875%, 11/15/2009	2,077,500
2,365,000	12.125%, 11/15/2012	2,551,244
		4,628,744
	Motor Vehicle Parts & Accessories: 3.2%
	Stoneridge, Inc.,
4,225,000	11.500%, 05/01/2012	4,436,250

	Non-Depository Credit Institutions: 0.7%
	Case Credit Corp.,
1,000,000	6.750%, 10/21/2007	1,001,250

	Primary Metal Industries: 1.6%
	Coleman Cable, Inc.,
2,075,000	9.875%, 10/01/2012	2,178,750

	Real Estate: 2.4%
	National Health Investors,
3,250,000	7.300%, 07/16/2007	3,250,000

	Recycling & Metals: 0.8%
	Blaze Recycling & Metals LLC,
1,000,000	10.875%, 07/15/2012 (Cost $1,024,750; Acquired 06/22/2007)[1]	1,025,000

	Retail: 2.9%
	Harry & David Operations,
3,875,000	10.360%, 03/01/2012	3,933,125

	Software: 2.2%
	Pegasus Gaming Corp.,
1,000,000	10.500%, 04/15/2015 (Cost $1,000,000; Acquired 04/05/2007)[1]	1,005,000
	Securus Technologies, Inc.,
2,000,000	11.000%, 09/01/2011 (Cost $1,953,041; Acquired 06/25/2007)[1,3]	1,965,180
		2,970,180
	Steel Foundries: 3.7%
	Amsted Industries, Inc.,
4,655,000	10.250%, 10/15/2011 (Cost $4,971,604; Acquired 12/07/2006 through 03/05/2007)[1]	5,006,918

	Textiles, Apparel & Luxury Goods: 2.6%
	Unifi, Inc.,
3,600,000	11.500%, 05/15/2014	3,591,000

	Wholesale Trade-Durable Goods: 0.2%
	Reptron Electronics, Inc.,
315,000	8.000%, 02/03/2009	310,971

	TOTAL CORPORATE BONDS
	(Cost $79,391,601)	79,599,438

	TOTAL BONDS
	(Cost $125,034,290)	125,980,242

Shares		Value
	COMMON STOCK: 0.7%
	Real Estate: 0.7%
36,825	RAIT Financial Trust	958,187

	TOTAL COMMON STOCK
	(Cost $1,000,800)	958,187

	PREFERRED STOCKS: 2.5%
	Hotels, Restaurants & Leisure: 0.6%
31,275	Six Flags, Inc.	749,036

	Pharmaceuticals: 1.9%
53,000	Omnicare, Inc.	2,643,375

	TOTAL PREFERRED STOCKS
	(Cost $3,469,121)	3,392,411

	SHORT-TERM INVESTMENT: 4.3%
5,852,153	Goldman Sachs Financial Square - Prime Obligations Fund	5,852,153

	TOTAL SHORT-TERM INVESTMENT
	(Cost $5,852,153)	5,852,153

	TOTAL INVESTMENTS IN SECURITIES: 99.6%
	(Cost $135,356,364)	136,182,993
	Other Assets in Excess of Liabilities: 0.4%	537,277
	TOTAL NET ASSETS: 100.0%	$136,720,270

[1]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be
	resold in transactions exempt from registration, normally to qualified, institutional buyers. At June 30, 2007,
	the value of these securities amounted to $19,743,011 or 14.4% of net assets.
[2]	Variable rate security; rate shown is the rate in effect on June 30, 2007.
[3]	Securities are fair valued under the supervision of the Board of Trustees. At June 30, 2007,
	the value of these securities amounted to $4,170,595 or 3.1% of net assets.

The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows+:

Cost of investments	$135,435,449
Gross unrealized appreciation	1,503,187
Gross unrealized depreciation	(755,643)
Net unrealized appreciation	$747,544

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title   /s/Robert M. Slotky
Robert M. Slotky, President

Date  August 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Robert M. Slotky
Robert M. Slotky, President

Date  August 17, 2007

By (Signature and Title)*   /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  August 28, 2007

* Print the name and title of each signing officer under his or her signature.